Cover Page	12 Months Ended
Dec. 31, 2020 shares
Entity Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36231
Entity Registrant Name	ENETI INC.
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	9, Boulevard Charles III
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Address, Country	MC
Entity Address, Postal Zip Code	98000
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	NETI
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding (in shares)	11,310,073
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001587264
Document Period End Date	Dec. 31, 2020
Document Period End Date	--12-31
Business Contact [Member]
Entity Information [Line Items]
Entity Address, Address Line One	9 Boulevard Charles III
Entity Address, Country	MC
Entity Address, Postal Zip Code	98000
Contact Personnel Name	Mr. Emanuele Lauro
City Area Code	377
Local Phone Number	9798-5715
Contact Personnel Email Address	info@scorpiobulkers.com